Distribution Date:	04/18/22	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762DAS0	0.825000%	73,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762DAT8	1.970000%	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762DAU5	2.657000%	90,000,000.00	17,607,012.17	1,553,577.61	38,984.86	0.00	0.00	1,592,562.47	16,053,434.56	42.73%	30.00%
A-3	61762DAV3	2.834000%	125,000,000.00	96,549,779.83	0.00	228,018.40	0.00	0.00	228,018.40	96,549,779.83	42.73%	30.00%
A-3FL	61762DAA9	1.167000%	75,000,000.00	57,929,867.90	0.00	60,092.58	0.00	0.00	60,092.58	57,929,867.90	42.73%	30.00%
A-3FX	61762DAC5	3.067000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762DAW1	3.102000%	342,834,000.00	342,834,000.00	0.00	886,225.89	0.00	0.00	886,225.89	342,834,000.00	42.73%	30.00%
A-S	61762DAY7	3.456000%	102,152,000.00	102,152,000.00	0.00	294,197.76	0.00	0.00	294,197.76	102,152,000.00	31.34%	22.00%
B	61762DAZ4	3.708000%	81,403,000.00	81,403,000.00	0.00	251,535.27	0.00	0.00	251,535.27	81,403,000.00	22.26%	15.63%
C	61762DBB6	4.156040%	38,307,000.00	38,307,000.00	0.00	132,671.19	0.00	0.00	132,671.19	38,307,000.00	17.98%	12.63%
D	61762DAG6	4.244040%	60,653,000.00	60,653,000.00	0.00	214,511.48	0.00	0.00	214,511.48	60,653,000.00	11.22%	7.88%
E	61762DAJ0	4.244040%	14,365,000.00	14,365,000.00	0.00	50,804.70	0.00	0.00	50,804.70	14,365,000.00	9.61%	6.75%
F	61762DBC4	4.244040%	12,769,000.00	12,769,000.00	0.00	45,160.12	0.00	0.00	45,160.12	12,769,000.00	8.19%	5.75%
G	61762DAL5	4.244040%	15,962,000.00	15,962,000.00	0.00	56,452.81	0.00	0.00	56,452.81	15,962,000.00	6.41%	4.50%
H	61762DAN1	4.244040%	20,749,000.00	20,749,000.00	0.00	73,382.99	0.00	0.00	73,382.99	20,749,000.00	4.10%	2.88%
J	61762DBE0	4.244040%	36,711,883.00	36,711,883.00	0.00	87,427.85	0.00	0.00	87,427.85	36,711,883.00	0.00%	0.00%
R	61762DAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,905,884.01	897,992,542.90	1,553,577.61	2,419,465.90	0.00	0.00	3,973,043.51	896,438,965.29

X-A	61762DAX9	1.141353%	995,986,000.00	617,072,659.89	0.00	586,915.01	0.00	0.00	586,915.01	615,519,082.28
X-B	61762DAE1	0.392668%	119,710,000.00	119,710,000.00	0.00	39,171.92	0.00	0.00	39,171.92	119,710,000.00
Notional SubTotal			1,115,696,000.00	736,782,659.89	0.00	626,086.93	0.00	0.00	626,086.93	735,229,082.28

Deal Distribution Total					1,553,577.61	3,045,552.83	0.00	0.00	4,599,130.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762DAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762DAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762DAU5	195.63346856	17.26197344	0.43316511	0.00000000	0.00000000	0.00000000	0.00000000	17.69513856	178.37149511
A-3	61762DAV3	772.39823864	0.00000000	1.82414720	0.00000000	0.00000000	0.00000000	0.00000000	1.82414720	772.39823864
A-3FL	61762DAA9	772.39823867	0.00000000	0.80123440	0.00000000	0.00000000	0.00000000	0.00000000	0.80123440	772.39823867
A-3FX	61762DAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762DAW1	1,000.00000000	0.00000000	2.58500000	0.00000000	0.00000000	0.00000000	0.00000000	2.58500000	1,000.00000000
A-S	61762DAY7	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
B	61762DAZ4	1,000.00000000	0.00000000	3.09000000	0.00000000	0.00000000	0.00000000	0.00000000	3.09000000	1,000.00000000
C	61762DBB6	1,000.00000000	0.00000000	3.46336675	0.00000000	0.00000000	0.00000000	0.00000000	3.46336675	1,000.00000000
D	61762DAG6	1,000.00000000	0.00000000	3.53670025	0.00000000	0.00000000	0.00000000	0.00000000	3.53670025	1,000.00000000
E	61762DAJ0	1,000.00000000	0.00000000	3.53670031	0.00000000	0.00000000	0.00000000	0.00000000	3.53670031	1,000.00000000
F	61762DBC4	1,000.00000000	0.00000000	3.53669982	0.00000000	0.00000000	0.00000000	0.00000000	3.53669982	1,000.00000000
G	61762DAL5	1,000.00000000	0.00000000	3.53670029	0.00000000	0.00000000	0.00000000	0.00000000	3.53670029	1,000.00000000
H	61762DAN1	1,000.00000000	0.00000000	3.53670008	0.00000000	0.00000000	0.00000000	0.00000000	3.53670008	1,000.00000000
J	61762DBE0	1,000.00000000	0.00000000	2.38145916	1.15524093	23.18536426	0.00000000	0.00000000	2.38145916	1,000.00000000
R	61762DAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762DAX9	619.55957201	0.00000000	0.58928038	0.00000000	0.00000000	0.00000000	0.00000000	0.58928038	617.99973321
X-B	61762DAE1	1,000.00000000	0.00000000	0.32722346	0.00000000	0.00000000	0.00000000	0.00000000	0.32722346	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	03/01/22 - 03/30/22	30	0.00	38,984.86	0.00	38,984.86	0.00	0.00	0.00	38,984.86	0.00
A-3	03/01/22 - 03/30/22	30	0.00	228,018.40	0.00	228,018.40	0.00	0.00	0.00	228,018.40	0.00
A-3FL	03/17/22 - 04/17/22	32	0.00	60,092.58	0.00	60,092.58	0.00	0.00	0.00	60,092.58	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/22 - 03/30/22	30	0.00	886,225.89	0.00	886,225.89	0.00	0.00	0.00	886,225.89	0.00
A-S	03/01/22 - 03/30/22	30	0.00	294,197.76	0.00	294,197.76	0.00	0.00	0.00	294,197.76	0.00
B	03/01/22 - 03/30/22	30	0.00	251,535.27	0.00	251,535.27	0.00	0.00	0.00	251,535.27	0.00
C	03/01/22 - 03/30/22	30	0.00	132,671.19	0.00	132,671.19	0.00	0.00	0.00	132,671.19	0.00
D	03/01/22 - 03/30/22	30	0.00	214,511.48	0.00	214,511.48	0.00	0.00	0.00	214,511.48	0.00
E	03/01/22 - 03/30/22	30	0.00	50,804.70	0.00	50,804.70	0.00	0.00	0.00	50,804.70	0.00
F	03/01/22 - 03/30/22	30	0.00	45,160.12	0.00	45,160.12	0.00	0.00	0.00	45,160.12	0.00
G	03/01/22 - 03/30/22	30	0.00	56,452.81	0.00	56,452.81	0.00	0.00	0.00	56,452.81	0.00
H	03/01/22 - 03/30/22	30	0.00	73,382.99	0.00	73,382.99	0.00	0.00	0.00	73,382.99	0.00
J	03/01/22 - 03/30/22	30	808,767.31	129,838.92	0.00	129,838.92	42,411.07	0.00	0.00	87,427.85	851,178.38
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/22 - 03/30/22	30	0.00	586,915.01	0.00	586,915.01	0.00	0.00	0.00	586,915.01	0.00
X-B	03/01/22 - 03/30/22	30	0.00	39,171.92	0.00	39,171.92	0.00	0.00	0.00	39,171.92	0.00
Totals			808,767.31	3,087,963.90	0.00	3,087,963.90	42,411.07	0.00	0.00	3,045,552.83	851,178.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PST	61762DBA8	3.669331%	0.01	221,862,000.00	0.00	678,404.22	0.00	0.00	678,404.22	221,862,000.00
Exchangeable Certificates Total			0.01	221,862,000.00	0.00	678,404.22	0.00	0.00	678,404.22	221,862,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	4,599,130.44
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	0.442000
Next Period 1 Month LIBOR %	0.555000
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,194,860.09	Master Servicing Fee	15,465.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,551.80
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	912.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	18,929.68
Total Interest Collected	3,194,860.09

Principal		Expenses/Reimbursements
Scheduled Principal	1,553,577.57	Reimbursement for Interest on Advances	1.77
Unscheduled Principal Collections		ASER Amount	6,888.46
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,520.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,553,577.57	Total Expenses/Reimbursements	42,411.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,045,552.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,553,577.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Net Swap Counterparty Payments Paid	87,966.51
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	4,687,096.95
Total Funds Collected	4,748,437.66	Total Funds Distributed	4,748,437.70

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	897,992,542.92	897,992,542.92	Beginning Certificate Balance	897,992,542.90
(-) Scheduled Principal Collections	1,553,577.57	1,553,577.57	(-) Principal Distributions	1,553,577.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.04	0.04	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	896,438,965.31	896,438,965.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	897,992,542.92	897,992,542.92	Ending Certificate Balance	896,438,965.29
Ending Actual Collateral Balance	896,451,470.00	896,451,470.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	288,288,587.35	32.16%	12	4.3142	NAP	Defeased	13	288,288,587.35	32.16%	12	4.3142	NAP
10,000,000 or less	25	138,323,215.70	15.43%	12	4.3161	1.970707	Unknown	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 20,000,000	8	114,680,477.45	12.79%	24	4.1390	1.842657	1.20 or less	7	97,374,186.44	10.86%	78	4.6007	0.838118
20,000,001 to 30,000,000	4	95,887,706.41	10.70%	11	4.0366	2.025399	1.21 to 1.30	3	16,970,514.26	1.89%	12	4.3399	1.283233
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	23,563,027.11	2.63%	11	4.1000	1.390000
40,000,001 to 70,000,000	2	109,258,978.40	12.19%	71	4.3836	1.496575	1.41 to 1.50	4	38,560,692.90	4.30%	11	4.5579	1.496353
70,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	5,256,063.05	0.59%	11	4.8560	1.510000
120,000,001 or greater	1	150,000,000.00	16.73%	12	3.4800	1.840000	1.61 to 1.70	1	3,500,765.61	0.39%	9	4.8000	1.630000
Totals	53	896,438,965.31	100.00%	21	4.1313	1.663227	1.71 to 1.80	1	13,805,377.26	1.54%	119	4.6600	1.750000
							1.81 to 1.90	4	197,796,688.96	22.06%	12	3.6360	1.840305
							1.91 to 2.00	3	67,773,417.51	7.56%	12	4.0351	1.966030
							2.01 to 2.10	5	39,298,271.49	4.38%	11	4.0968	2.049899
							2.11 to 2.20	2	30,425,582.35	3.39%	12	3.9750	2.131667
							2.21 to 2.50	2	12,312,576.54	1.37%	12	4.0750	2.360000
							2.51 to 2.80	2	28,453,499.89	3.17%	12	3.7797	2.740000
							2.81 or greater	4	33,059,714.59	3.69%	12	3.8327	4.123059
							Totals	53	896,438,965.31	100.00%	21	4.1313	1.663227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	288,288,587.35	32.16%	12	4.3142	NAP
							Defeased	11	288,288,587.35	32.16%	12	4.3142	NAP
Arizona	1	998,481.31	0.11%	12	3.6700	2.740000
							Lodging	6	50,641,396.59	5.65%	11	4.3506	1.646426
California	14	74,769,951.71	8.34%	11	4.1116	1.950361
							Mobile Home Park	2	18,534,044.87	2.07%	11	4.0500	2.081898
Colorado	1	4,155,841.12	0.46%	12	3.6700	2.740000
							Office	2	7,130,457.66	0.80%	12	4.2079	2.023948
Florida	9	46,230,156.37	5.16%	12	4.3477	1.998916
							Other	1	150,000,000.00	16.73%	12	3.4800	1.840000
Georgia	1	7,113,650.54	0.79%	12	4.1160	1.260000
							Retail	38	339,493,687.82	37.87%	35	4.2644	1.783392
Illinois	2	15,947,921.10	1.78%	11	4.4383	1.657368
							Self Storage	5	27,350,791.02	3.05%	12	4.1085	2.639446
Indiana	1	7,030,664.37	0.78%	13	4.6400	1.480000
							Totals	65	896,438,965.31	100.00%	21	4.1313	1.663227
Louisiana	1	8,924,255.51	1.00%	10	4.4490	1.820000
Maryland	1	15,107,936.70	1.69%	11	4.0000	2.040000
Massachusetts	2	59,887,894.62	6.68%	12	3.9768	1.975249
Michigan	1	13,805,377.26	1.54%	119	4.6600	1.750000
Minnesota	1	8,510,561.64	0.95%	12	3.9500	0.700000
Mississippi	2	10,714,534.86	1.20%	10	4.6800	1.500000
New Jersey	4	24,329,958.68	2.71%	11	4.1366	1.873751
New York	5	227,908,461.73	25.42%	40	3.8691	1.586837
Ohio	1	23,563,027.11	2.63%	11	4.1000	1.390000
Oklahoma	1	3,500,765.61	0.39%	9	4.8000	1.630000
Pennsylvania	1	5,125,000.00	0.57%	13	3.5700	9.220000
Texas	2	24,796,311.30	2.77%	11	4.0672	2.636231
Utah	2	6,812,482.12	0.76%	12	4.2986	2.046086
Virginia	1	3,917,144.30	0.44%	12	4.2800	2.060000
Totals	65	896,438,965.31	100.00%	21	4.1313	1.663227

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	288,288,587.35	32.16%	12	4.3142	NAP	Defeased	13	288,288,587.35	32.16%	12	4.3142	NAP
	3.500% or less	2	165,000,000.00	18.41%	12	3.4800	1.840000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	150,260,302.31	16.76%	12	3.8874	2.458074	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	21	167,438,735.07	18.68%	11	4.2164	1.724929	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	10	125,451,340.58	13.99%	75	4.7459	1.242438	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	896,438,965.31	100.00%	21	4.1313	1.663227	49 months or greater	40	608,150,377.96	67.84%	25	4.0445	1.837763
								Totals	53	896,438,965.31	100.00%	21	4.1313	1.663227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	288,288,587.35	32.16%	12	4.3142	NAP	Defeased	13	288,288,587.35	32.16%	12	4.3142	NAP
	60 months or less	38	539,900,580.42	60.23%	12	3.9526	1.921463	Interest Only	5	211,475,000.00	23.59%	12	3.5288	2.244882
	61 to 120 months	1	13,805,377.26	1.54%	119	4.6600	1.750000	230 months or less	8	58,511,713.08	6.53%	37	4.6556	1.475092
	121 to 228 months	1	54,444,420.28	6.07%	131	4.8000	1.030000	231 to 300 months	27	338,163,664.88	37.72%	31	4.2613	1.645918
	229 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	896,438,965.31	100.00%	21	4.1313	1.663227	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	896,438,965.31	100.00%	21	4.1313	1.663227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	288,288,587.35	32.16%	12	4.3142	NAP				None
Underwriter's Information		1	23,100,000.00	2.58%	12	3.6700	2.740000
	12 months or less	38	579,484,088.48	64.64%	25	4.0598	1.810997
	13 months to 24 months	1	5,566,289.48	0.62%	12	4.0100	0.880000
	25 momths or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	896,438,965.31	100.00%	21	4.1313	1.663227
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304864	98	New York	NY	Actual/360	3.480%	449,500.00	0.00	0.00	04/05/23	04/05/43	--	150,000,000.00	150,000,000.00	04/05/20
1.2	30304907				Actual/360	3.480%	44,950.00	0.00	0.00	04/05/23	04/05/43	--	15,000,000.00	15,000,000.00	04/05/20
2	30304865	OF	Addison	TX	Actual/360	4.260%	376,733.56	189,670.76	0.00	N/A	04/01/23	--	102,698,835.80	102,509,165.00	04/01/22
2.1	30304904				Actual/360	4.260%	98,278.32	49,479.33	0.00	N/A	04/01/23	--	26,791,000.51	26,741,521.18	04/01/22
2.2	30304905				Actual/360	4.260%	49,139.16	24,739.66	0.00	N/A	04/01/23	--	13,395,500.71	13,370,761.05	04/01/22
4	30304840	RT	Dartmouth	MA	Actual/360	3.970%	187,837.06	130,873.48	0.00	N/A	04/01/23	--	54,945,431.60	54,814,558.12	04/01/22
5	30304883	RT	New York	NY	Actual/360	4.800%	225,514.41	115,518.07	0.00	N/A	03/01/33	--	54,559,938.35	54,444,420.28	04/01/22
6	30304893	OF	Indianapolis	IN	Actual/360	4.530%	134,560.23	65,649.60	0.00	N/A	03/01/23	--	34,495,253.26	34,429,603.66	04/01/22
7	30304884	OF	Charlotte	NC	Actual/360	4.240%	108,382.51	63,591.61	0.00	N/A	03/01/23	--	29,684,800.64	29,621,209.03	04/01/22
8	30304841	LO	Sonoma	CA	Actual/360	3.960%	86,657.90	60,626.86	0.00	N/A	04/01/23	--	25,412,872.71	25,352,245.85	04/01/22
9	30304885	RT	Fontana	CA	Actual/360	4.410%	90,834.19	47,037.55	0.00	N/A	01/01/23	--	23,919,471.00	23,872,433.45	04/01/22
10	30304886	RT	Massillon	OH	Actual/360	4.100%	83,349.58	45,036.23	0.00	N/A	03/01/23	--	23,608,063.34	23,563,027.11	04/01/22
11	30304842	OF	New York	NY	Actual/360	4.004%	73,591.49	50,596.45	0.00	N/A	04/01/23	--	21,343,928.66	21,293,332.21	04/01/22
12	30304887	LO	Chicago	IL	Actual/360	4.660%	85,712.03	45,928.23	0.00	N/A	04/01/23	--	21,359,773.68	21,313,845.45	04/01/22
16	30304844	RT	Various	Various	Actual/360	3.670%	73,002.42	0.00	0.00	N/A	04/01/23	--	23,100,000.00	23,100,000.00	04/01/22
18	30304889	RT	Brighton	MI	Actual/360	4.660%	55,751.27	88,058.54	0.00	N/A	03/01/32	--	13,893,435.80	13,805,377.26	04/01/22
19	30304898	RT	Fort Worth	TX	Actual/360	3.780%	59,403.75	0.00	0.00	N/A	04/01/23	--	18,250,000.00	18,250,000.00	04/01/22
20	30304866	RT	Oxon Hill	MD	Actual/360	4.000%	52,146.61	31,401.07	0.00	N/A	03/01/23	--	15,139,337.77	15,107,936.70	04/01/22
23	30304894	RT	Chicago	IL	Actual/360	4.550%	54,675.15	30,692.99	0.00	N/A	03/01/23	--	13,954,665.49	13,923,972.50	04/01/22
24	30304845	MH	Howell	NJ	Actual/360	4.050%	47,055.66	31,954.08	0.00	N/A	03/01/23	--	13,492,662.45	13,460,708.37	04/01/22
25	30304869	RT	New York	NY	Actual/360	4.210%	52,354.38	23,533.78	0.00	N/A	04/01/23	--	14,441,481.54	14,417,947.76	03/01/22
26	30304863	OF	Dallas	TX	Actual/360	4.190%	48,652.62	22,170.27	0.00	N/A	03/01/23	--	13,484,443.78	13,462,273.51	04/01/22
27	30304870	LO	Starkville	MS	Actual/360	4.680%	43,324.37	35,929.43	0.00	N/A	02/01/23	--	10,750,464.29	10,714,534.86	04/01/22
28	30304846	RT	Alexandria	LA	Actual/360	4.449%	34,266.68	20,128.55	0.00	N/A	02/01/23	--	8,944,384.06	8,924,255.51	04/01/22
29	30304895	RT	Burnsville	MN	Actual/360	3.950%	29,008.05	17,733.87	0.00	N/A	04/01/23	--	8,528,295.51	8,510,561.64	04/01/22
30	30304890	RT	Mishawaka	IN	Actual/360	4.640%	28,183.80	23,122.79	0.00	N/A	05/01/23	--	7,053,787.16	7,030,664.37	04/01/22
31	30304888	OF	Anaheim	CA	Actual/360	4.540%	31,592.98	14,222.85	0.00	N/A	04/01/23	--	8,081,193.70	8,066,970.85	04/01/22
32	30304871	RT	Miami	FL	Actual/360	4.450%	28,706.52	16,628.17	0.00	N/A	04/01/23	--	7,491,372.25	7,474,744.08	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	30304847	LO	Houston	TX	Actual/360	4.868%	27,531.56	21,507.08	0.00	N/A	02/01/23	--	6,567,818.38	6,546,311.30	04/01/22
34	30304848	RT	Lawrenceville	GA	Actual/360	4.116%	25,264.31	14,434.10	0.00	N/A	04/01/23	--	7,128,084.64	7,113,650.54	04/01/22
35	30304849	SS	North Miami Beach	FL	Actual/360	4.075%	21,653.39	14,477.80	0.00	N/A	04/01/23	--	6,170,766.07	6,156,288.27	04/01/22
36	30304850	SS	Virginia Gardens	FL	Actual/360	4.075%	21,653.39	14,477.80	0.00	N/A	04/01/23	--	6,170,766.07	6,156,288.27	04/01/22
37	30304872	RT	Aliso Viejo	CA	Actual/360	4.300%	25,558.73	11,061.76	0.00	N/A	04/01/23	--	6,902,582.93	6,891,521.17	04/01/22
38	30304873	LO	Pembroke Pines	FL	Actual/360	4.960%	24,669.60	18,417.78	0.00	N/A	04/01/23	--	5,775,920.41	5,757,502.63	04/01/22
39	30304851	SS	Miami Lakes	FL	Actual/360	4.075%	21,075.97	14,091.72	0.00	N/A	04/01/23	--	6,006,212.51	5,992,120.79	04/01/22
40	30304874	Various Newark		NJ	Actual/360	4.120%	19,524.63	19,225.55	0.00	N/A	04/01/23	--	5,503,340.86	5,484,115.31	04/01/22
41	30304875	MH	Garner	NC	Actual/360	4.430%	17,571.44	26,449.96	0.00	N/A	02/01/23	--	4,606,218.41	4,579,768.45	04/01/22
42	30304852	RT	Coconut Creek	FL	Actual/360	4.856%	22,050.16	17,133.55	0.00	N/A	03/01/23	--	5,273,196.60	5,256,063.05	04/01/22
43	30304876	RT	Gibbstown	NJ	Actual/360	4.370%	20,310.19	12,124.19	0.00	N/A	04/01/23	--	5,397,259.19	5,385,135.00	04/01/22
44	30304853	SS	Congers	NY	Actual/360	4.253%	19,651.33	12,336.18	0.00	N/A	03/01/23	--	5,365,836.07	5,353,499.89	04/01/22
45	30304854	MH	Taunton	MA	Actual/360	4.050%	17,735.26	12,043.49	0.00	N/A	03/01/23	--	5,085,379.99	5,073,336.50	04/01/22
46	30304896	MF	Greenwood	IN	Actual/360	4.310%	19,360.20	10,367.33	0.00	N/A	02/01/23	--	5,216,429.74	5,206,062.41	05/01/22
47	30304877	RT	San Francisco	CA	Actual/360	4.010%	19,253.26	9,426.26	0.00	N/A	04/01/23	--	5,575,715.74	5,566,289.48	04/01/22
48	30304878	98	St. Paul	MN	Actual/360	4.420%	16,109.57	14,212.01	0.00	N/A	05/01/23	--	4,232,553.86	4,218,341.85	04/01/22
49	30304855	RT	Miami Gardens	FL	Actual/360	4.660%	17,982.72	9,635.92	0.00	N/A	04/01/23	--	4,481,364.64	4,471,728.72	04/01/22
51	30304897	OF	Virginia Beach	VA	Actual/360	4.280%	14,486.61	13,499.48	0.00	N/A	04/01/23	--	3,930,643.78	3,917,144.30	04/01/22
52	30304880	RT	Greensburg	PA	Actual/360	3.570%	15,755.10	0.00	0.00	N/A	05/01/23	--	5,125,000.00	5,125,000.00	04/01/22
53	30304856	SS	Mahopac	NY	Actual/360	4.065%	12,956.06	8,696.60	0.00	N/A	04/01/23	--	3,701,290.40	3,692,593.80	04/01/22
54	30304857	RT	Salt Lake City	UT	Actual/360	4.287%	12,994.32	8,005.29	0.00	N/A	04/01/23	--	3,519,984.85	3,511,979.56	04/01/22
55	30304858	OF	Fort Lauderdale	FL	Actual/360	4.497%	13,489.63	7,783.67	0.00	N/A	02/01/23	--	3,483,516.37	3,475,732.70	04/01/22
56	30304881	RT	Broken Arrow	OK	Actual/360	4.800%	14,500.98	7,534.96	0.00	N/A	01/01/23	--	3,508,300.57	3,500,765.61	04/01/22
57	30304859	RT	Park City	UT	Actual/360	4.311%	12,280.28	7,540.42	0.00	N/A	03/01/23	--	3,308,042.98	3,300,502.56	04/01/22
59	30304891	RT	Escondido	CA	Actual/360	4.500%	8,276.70	4,770.45	0.00	N/A	02/01/23	--	2,135,923.80	2,131,153.35	04/01/22
Totals							3,194,860.09	1,553,577.57	0.00				897,992,542.92	896,438,965.31

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,951,541.79	16,999,913.52	07/01/20	06/30/21	12/13/21	2,101,989.90	42,828.18	440,075.24	10,481,338.54	4,934,750.26	0.00
1.2	17,951,541.79	16,999,913.52	07/01/20	06/30/21	12/13/21	210,006.32	4,280.01	44,008.10	1,048,136.71	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2.1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2.2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	7,293,919.01	8,101,285.18	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,038,525.95	4,347,493.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	(2,441,443.43)	4,841,156.23	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,201,351.75	3,386,272.71	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,207,826.09	2,401,058.06	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,304,703.36	2,310,416.05	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,870,344.98	3,301,887.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,329,321.00	2,423,400.49	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,738,680.22	2,194,934.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	455,152.71	1,666,266.09	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,835,593.20	1,967,772.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	301,269.99	218,542.47	01/01/21	09/30/21	--	0.00	0.00	75,639.45	75,639.45	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,061,019.40	1,577,377.75	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,048,382.55	1,333,667.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,451,744.42	538,719.92	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,063,603.76	1,186,533.26	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,231,402.14	1,127,005.81	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	66,991.72	509,763.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	558,426.08	646,449.64	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	947,998.53	1,005,300.27	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	935,285.37	1,065,156.60	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	662,541.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(9,763.93)	479,484.53	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,045,401.37	1,208,432.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(159,626.71)	1,110,391.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	741,841.74	756,262.27	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	594,098.68	611,415.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	930,941.44	1,062,803.19	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	772,898.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	336,570.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	622,704.85	460,582.43	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	653,653.00	768,741.90	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,036,628.50	1,912,307.84	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	646,182.37	814,035.96	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	639,465.07	626,164.22	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	518,870.94	495,367.15	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	522,814.14	517,768.19	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	307,502.69	190,109.53	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	78,830,467.35	92,599,593.41				2,311,996.22	47,108.19	559,722.79	11,605,114.70	4,934,750.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131258%	4.107672%	21
03/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.131616%	4.108031%	22
02/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132026%	4.108443%	23
01/18/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132379%	4.108796%	24
12/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.132728%	4.109146%	25
11/18/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133094%	4.109513%	26
10/18/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133438%	4.109858%	27
09/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133798%	4.110219%	28
08/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.134137%	4.110559%	29
07/16/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.134474%	4.110896%	30
06/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.134826%	4.111249%	31
05/17/21	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.135158%	4.111582%	32
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30304864	04/05/20	23	6	440,075.24	10,481,338.54	5,802,279.93	150,000,000.00	06/01/20	98
1.2	30304907	04/05/20	23	6	44,008.10	1,048,136.71	0.00	15,000,000.00	06/01/20	98
25	30304869	03/01/22	0	B	75,639.45	75,639.45	0.00	14,441,481.54
Totals					559,722.79	11,605,114.70	5,802,279.93	179,441,481.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		646,815,162	646,815,162	0		0
13 - 24 Months		16,374,006	16,374,006	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		233,249,798	68,249,798	165,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	896,438,965	731,438,965	0	0	165,000,000	0
Mar-22	897,992,543	732,992,543	0	0	165,000,000	0
Feb-22	899,787,058	734,787,058	0	0	165,000,000	0
Jan-22	901,328,176	736,328,176	0	0	165,000,000	0
Dec-21	902,863,559	737,863,559	0	0	165,000,000	0
Nov-21	904,476,030	739,476,030	0	0	165,000,000	0
Oct-21	905,999,698	740,999,698	0	0	165,000,000	0
Sep-21	907,600,874	742,600,874	0	0	165,000,000	0
Aug-21	909,112,914	744,112,914	0	0	165,000,000	0
Jul-21	910,619,327	745,619,327	0	0	165,000,000	0
Jun-21	912,203,865	747,203,865	0	0	165,000,000	0
May-21	913,698,777	748,698,777	0	0	165,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30304864	150,000,000.00	150,000,000.00	324,000,000.00	07/29/21	17,046,488.63	1.84000	06/30/21	04/05/43	I/O
1.2	30304907	15,000,000.00	15,000,000.00	324,000,000.00	07/29/21	17,046,488.63	1.84000	06/30/21	04/05/43	I/O
Totals		165,000,000.00	165,000,000.00	648,000,000.00		34,092,977.25

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30304864	98	NY	06/01/20	98

4/10/2022 - The loan transferred to the Special Servicer on 6/1/20, due for the May 2020 payment. The loan is secured by the fee interest, where the only lease is a ground lease with the owner of the Row hotel in NYC. The tenant under the ground lease def aulted on the ground rent in April 2020. Lender is dual tracking foreclosure with workout discussions. Foreclosure complaint has been filed.

1.2	30304907	Various	Various	06/01/20	98

4/10/2022 - The loan transferred to the Special Servicer on 6/1/20, due for the May 2020 payment. The loan is secured by the fee interest, where the only lease is a ground lease with the owner of the Row hotel in NYC. The tenant under the ground lease def aulted on the ground rent in April 2020. Lender is dual tracking foreclosure with workout discussions. Foreclosure complaint has been filed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304840	0.00	3.97000%	0.00	3.97000%	10	06/29/20	05/01/20	07/13/20
27	30304870	0.00	4.68000%	0.00	4.68000%	10	09/01/20	07/01/20	09/14/20
33	30304847	7,030,193.79	4.86800%	7,030,193.79 4.86800%		8	07/28/20	06/01/20	08/12/20
Totals		7,030,193.79		7,030,193.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	32,291.67	0.00	0.00	6,262.76	0.00	0.00	0.00	0.00	0.00	0.00
1.2	0.00	0.00	3,229.17	0.00	0.00	625.70	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.77	0.00	0.00	0.00
Total	0.00	0.00	35,520.84	0.00	0.00	6,888.46	0.00	0.00	1.77	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		42,411.07

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28